Expense Example, No Redemption (Vanguard Target Retirement 2060 Fund - Investor Shares, Vanguard Target Retirement 2060 Fund, USD $)	0 Months Ended
Jan. 19, 2012
Vanguard Target Retirement 2060 Fund - Investor Shares | Vanguard Target Retirement 2060 Fund
Expense Example, No Redemption:
1 YEAR	$ 18
3 YEAR	58
5 YEAR	101
10 YEAR	$ 230